Sales - Other assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Other assets in the opening balance	€ 1,383	€ 1,281	€ 1,204
Business related variations	495	97	74
Changes in the scope of consolidation	0	0	7
Translation adjustment	(32)	3	1
Reclassifications and other items	(9)	2	(5)
Other assets in the closing balance	€ 1,837	€ 1,383	€ 1,281